OTHER ASSETS (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Current
Work in progress	$ 102	$ 118
Prepayments and other assets	925	871
Assets held for sale	4,248	166
Total current	5,275	1,155
Non-current
Prepayments and other assets	436	877
Total non-current	$ 436	$ 877